2. Going Concern (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
GoingConcernDetailsNarrativeAbstract
Net loss attributable to holders of RestorGenex Corporation common stock	$ 1,380,175	$ 2,601,155	$ 2,635,975	$ 7,366,061
Working Capital	(8,016,821)		(5,880,035)
Accumulated deficit	62,464,074		60,937,550	56,717,225
Proceeds from issuance of Promissory Notes	400,000	200,000
Proceeds from sale of common stock			$ 427,501	$ 143,829